Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing Method
Elme does not currently grant awards of stock options, stock appreciation rights, or similar option-like awards as part of its compensation program. Elme does not time the disclosure of material non-public information, or the granting of equity awards, for the purpose of impacting the value of executive compensation.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Elme does not time the disclosure of material non-public information, or the granting of equity awards, for the purpose of impacting the value of executive compensation.